Average Annual Total Returns	12 Months Ended	60 Months Ended	69 Months Ended	70 Months Ended	120 Months Ended	124 Months Ended	185 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%		18.82% [1]	11.72%
Lipper Real Return Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	16.36%	7.45%	11.04%		6.20%
T. Rowe Price Real Assets Fund, Inc. - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	29.47%	9.33%			8.99%
Performance Inception Date							Jul. 28, 2010
T. Rowe Price Real Assets Fund, Inc. - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	28.27%	8.77%			8.43%
T. Rowe Price Real Assets Fund, Inc. - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.76%	7.24%			7.18%
T. Rowe Price Real Assets Fund, Inc. - I Class
Prospectus [Line Items]
Average Annual Return, Percent	29.80%	9.59%			9.20%
Performance Inception Date						Aug. 28, 2015
T. Rowe Price Real Assets Fund, Inc. - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	30.68%	10.32%		17.64%
Performance Inception Date				Mar. 16, 2020

[1]	Return since 3/16/20.
[2]	Return since 3/31/20.